Long-Term Borrowings (Schedule Of Senior Unsecured Notes) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Senior Unsecured [Member]
Debt Instrument [Line Items]
Par Value	$ 7,250,000,000
Weighted Average Rate (%)	4.91%
Senior Unsecured [Member] | May 2017 - 5.00% [Member]
Debt Instrument [Line Items]
Maturity	May 2017
Rate (%)	5.00%
Date of Issuance	May 2012
Par Value	1,250,000,000
Senior Unsecured [Member] | August 2017 - 4.250%[Member]
Debt Instrument [Line Items]
Maturity	August 2017
Rate (%)	4.25%
Date of Issuance	August 2012
Par Value	1,750,000,000
Senior Unsecured [Member] | March 2018 - 5.250% [Member]
Debt Instrument [Line Items]
Maturity	March 2018
Rate (%)	5.25%
Date of Issuance	March 2012
Par Value	1,500,000,000
Senior Unsecured [Member] | May 2020 - 5.375% [Member]
Debt Instrument [Line Items]
Maturity	May 2020
Rate (%)	5.375%
Date of Issuance	May 2012
Par Value	750,000,000
Senior Unsecured [Member] | August 2022 - 5.000% [Member]
Debt Instrument [Line Items]
Maturity	August 2022
Rate (%)	5.00%
Date of Issuance	August 2012
Par Value	1,250,000,000
Senior Unsecured [Member] | August 2023 - 5.000% [Member]
Debt Instrument [Line Items]
Maturity	August 2023
Rate (%)	5.00%
Date of Issuance	August 2013
Par Value	750,000,000
Series C Notes [Member]
Debt Instrument [Line Items]
Par Value	5,250,000,000
Weighted Average Rate (%)	5.37%
Series C Notes [Member] | March 2014 - 5.250% [Member]
Debt Instrument [Line Items]
Maturity	April 2014
Rate (%)	5.25%
Date of Issuance	March 2011
Par Value	1,300,000,000
Series C Notes [Member] | February 2015 - 4.750% [Member]
Debt Instrument [Line Items]
Maturity	February 2015
Rate (%)	4.75%
Date of Issuance	February 2012
Par Value	1,500,000,000
Series C Notes [Member] | March 2018 - 6.625% [Member]
Debt Instrument [Line Items]
Maturity	April 2018
Rate (%)	6.625%
Date of Issuance	March 2011
Par Value	700,000,000
Series C Notes [Member] | February 2019 - 5.500% [Member]
Debt Instrument [Line Items]
Maturity	February 2019
Rate (%)	5.50%
Date of Issuance	February 2012
Par Value	$ 1,750,000,000
Minimum [Member]
Debt Instrument [Line Items]
Maturity	2014
Weighted Average Rate (%)	0.25%
Maximum [Member]
Debt Instrument [Line Items]
Maturity	2037
Weighted Average Rate (%)	8.60%